LOANS AND LEASES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) loans	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	$ 3,982,599,000		$ 3,904,732,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts | loans	18
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 4,400,000	$ 29,000
Restructured Loans, Nonaccrual Status		$ 16,000,000	$ 10,000,000
Financial Difficulty Modification
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused Commitments to Extend Credit	0
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000